Quarterly Holdings Report
for
Fidelity® SAI Short-Term Treasury Bond Index Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STN-NPRT3-0126
1.9916280.101
U.S. Treasury Obligations - 98.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	505,583
US Treasury Bonds 6% 2/15/2026	3.52	239,500	240,417
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	588,481
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	184,483
US Treasury Notes 0.375% 7/31/2027	3.49	1,438,600	1,365,715
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,503,597
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	664,487
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,535,397
US Treasury Notes 0.5% 6/30/2027	4.22	1,200,000	1,144,453
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	183,936
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,264,400	3,084,603
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	502,383
US Treasury Notes 0.625% 3/31/2027	3.52	242,200	233,013
US Treasury Notes 0.625% 5/15/2030	3.98	700,000	615,371
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,758,209
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,076,649
US Treasury Notes 1.125% 2/29/2028	3.50 to 3.70	2,888,300	2,741,629
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	563,063
US Treasury Notes 1.25% 12/31/2026	3.52	3,592,700	3,503,023
US Treasury Notes 1.25% 3/31/2028	3.50 to 3.88	602,400	572,515
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,798,312
US Treasury Notes 1.25% 5/31/2028	3.70	2,200,000	2,082,953
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.60	602,200	569,103
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,734,891
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	463,352
US Treasury Notes 1.5% 11/30/2028	3.87	550,000	518,912
US Treasury Notes 1.5% 2/15/2030	3.71	550,000	506,064
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	27,028
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	333,073
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	609,321
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,673,487
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	725,060
US Treasury Notes 2.375% 5/15/2029	3.52	415,900	400,385
US Treasury Notes 2.5% 3/31/2027	3.50	37,700	37,175
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	516,819
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	481,163
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	42,915
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	1,015,226
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	577,452
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	2,024,684
US Treasury Notes 2.875% 5/15/2028	4.00	2,550,000	2,513,045
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	267,360
US Treasury Notes 3.375% 9/15/2027	3.99	2,050,000	2,044,635
US Treasury Notes 3.375% 9/15/2028	3.62	5,500,000	5,482,813
US Treasury Notes 3.5% 10/15/2028	3.60	4,950,000	4,950,000
US Treasury Notes 3.5% 11/15/2028	3.49	1,910,000	1,910,448
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,367,112
US Treasury Notes 3.5% 9/30/2029	4.09	3,750,000	3,743,115
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	11,000,000	11,009,453
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	500,938
US Treasury Notes 3.625% 8/15/2028	3.58	7,950,000	7,977,328
US Treasury Notes 3.625% 8/31/2029	4.04	27,650,000	27,721,285
US Treasury Notes 3.625% 8/31/2030	3.69	8,000,000	8,008,125
US Treasury Notes 3.625% 9/30/2030	3.74	3,050,000	3,052,859
US Treasury Notes 3.75% 12/31/2028	3.51	311,500	313,739
US Treasury Notes 3.75% 4/15/2028	3.97	17,500,000	17,600,488
US Treasury Notes 3.75% 4/30/2027	4.01	16,290,000	16,329,452
US Treasury Notes 3.75% 5/15/2028	3.84	4,200,000	4,226,000
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,560,535
US Treasury Notes 3.75% 6/30/2027	3.54	2,730,000	2,738,318
US Treasury Notes 3.75% 6/30/2030	3.81	2,250,000	2,265,205
US Treasury Notes 3.75% 8/15/2027	3.49 to 4.01	2,302,500	2,310,685
US Treasury Notes 3.875% 10/15/2027	4.00	2,450,000	2,465,600
US Treasury Notes 3.875% 3/15/2028	3.84 to 3.88	4,150,000	4,185,178
US Treasury Notes 3.875% 3/31/2027	3.91	4,650,000	4,666,893
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	3,400,000	3,440,773
US Treasury Notes 3.875% 6/15/2028	3.69	3,900,000	3,936,867
US Treasury Notes 3.875% 6/30/2030	3.69 to 3.79	1,660,000	1,680,037
US Treasury Notes 3.875% 7/15/2028	3.89	7,920,000	7,995,488
US Treasury Notes 3.875% 7/31/2027	3.94	450,000	452,408
US Treasury Notes 3.875% 7/31/2030	3.74 to 3.95	5,650,000	5,717,535
US Treasury Notes 4% 1/31/2029	3.51	148,000	150,128
US Treasury Notes 4% 12/15/2027	3.84	720,000	727,122
US Treasury Notes 4% 2/28/2030	4.00 to 4.09	4,850,000	4,930,897
US Treasury Notes 4% 2/29/2028	3.49	148,300	149,899
US Treasury Notes 4% 3/31/2030	3.93 to 4.06	4,700,000	4,778,945
US Treasury Notes 4% 5/31/2030	3.95 to 4.03	5,100,000	5,187,855
US Treasury Notes 4% 6/30/2028	4.32	500,000	506,348
US Treasury Notes 4% 7/31/2029	3.50	292,800	297,352
US Treasury Notes 4.125% 1/31/2027	3.60 to 4.03	21,320,000	21,442,423
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	306,319
US Treasury Notes 4.125% 10/31/2029	3.91	2,050,000	2,092,201
US Treasury Notes 4.125% 11/15/2027	3.86	2,300,000	2,326,324
US Treasury Notes 4.125% 11/30/2029	4.08	320,000	326,675
US Treasury Notes 4.125% 2/28/2027	3.92	3,200,000	3,220,250
US Treasury Notes 4.125% 3/31/2029	3.51 to 4.05	1,773,100	1,806,276
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,435,893
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,754
US Treasury Notes 4.25% 1/15/2028	3.86	720,000	730,884
US Treasury Notes 4.25% 1/31/2030	4.33	850,000	872,213
US Treasury Notes 4.25% 2/15/2028	3.94	12,990,000	13,196,336
US Treasury Notes 4.25% 6/30/2029	3.51	1,362,000	1,394,560
US Treasury Notes 4.375% 11/30/2028	3.51	39,700	40,676
US Treasury Notes 4.375% 12/31/2029	3.92 to 4.39	1,180,000	1,215,999
US Treasury Notes 4.375% 7/15/2027	3.49	342,600	347,076
US Treasury Notes 4.375% 8/31/2028	3.50	83,800	85,712
US Treasury Notes 4.5% 3/31/2026	3.70	94,000	94,198
US Treasury Notes 4.5% 5/31/2029	3.89	4,650,000	4,797,311
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,244
US Treasury Notes 4.625% 4/30/2029	3.89	1,450,000	1,500,863
US Treasury Notes 4.625% 6/15/2027	3.49	100,300	101,895
US Treasury Notes 4.625% 9/30/2028	4.01	1,900,000	1,957,742
US Treasury Notes 4.875% 10/31/2028	4.02	2,100,000	2,179,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $285,158,803)			287,491,711

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $327,442)	4.02	327,376	327,442

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $285,486,245)	287,819,153
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,149,692
NET ASSETS - 100.0%	290,968,845

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	528,404	7,700,479	7,901,441	20,881	-	-	327,442	327,376	0.0%
Total	528,404	7,700,479	7,901,441	20,881	-	-	327,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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